Cover	Mar. 14, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38821
Entity Registrant Name	NU RIDE INC.
Entity Central Index Key	0001759546
Entity Tax Identification Number	83-2533239
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Broadway, 19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	202-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NRDE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	LORDSTOWN MOTORS CORP.
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2300 Hallock Young Road
Entity Address, City or Town	Lordstown
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44481